Stock-based Compensation (Tables) - Humacyte, Inc.	6 Months Ended
Jun. 30, 2021
Summary of assumptions on the date of grant to estimate the fair value of the stock options in the Black-Scholes option-pricing model

	Year Ended December 31,		Six Months Ended June 30,
	2019	2020	2020	2021
			(Unaudited)	(Unaudited)
Estimated dividend yield	0%	0%	0%	0%
Expected share price volatility	70.1%-87.7%	89.4% - 91.6%	89.4% - 91.4%	91.0% - 92.1%
Risk-free interest rate	1.76% - 2.46%	0.34% - 0.75%	0.39% - 0.75%	0.62% - 1.02%
Expected term of options (in years)	6.00	6.00	6.00	6.00

Summary of stock-based compensation expense included in the statements of operations and comprehensive loss

	Year Ended December 31,		For the Six Month Ended June 30,
($ in thousands)	2019	2020	2020	2021
			(Unaudited)	(Unaudited)
Research and development	$914	$1,135	$473	$1,351
General and administrative	3,543	3,559	1,823	4,107
Total	$4,457	$4,694	$2,296	$5,458

	As of December 31,		June 30
($ in thousands)	2019	2020	2021
			(Unaudited)
Unrecognized share-based compensation cost	$7,919	$5,789	$14,496
Expected weighted average period compensation costs to be recognized (years)	1.8	1.7	2.3

Summary of option activity

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average Exercise	Contractual Term	Intrinsic Value
	Shares	Price Per Share	(years)	(in thousands)
Options outstanding at December 31, 2018	21,473,871	$1.23	7.4	$21,354
Granted	2,365,100	$2.23
Exercised	(2,364,227)	$0.52
Forfeited	(1,594,671)	$2.00
Options outstanding at December 31, 2019	19,880,073	$1.37	6.5	$17,044
Granted	1,831,700	$2.57
Exercised	(743,542)	$0.41
Forfeited	(2,637,657)	$0.99
Options outstanding at December 31, 2020	18,330,574	$1.59	6.6	$20,422
Vested and exercisable, December 31, 2020	12,918,751	$1.31	5.9	$17,925
Vested and expected to vest, December 31, 2020	18,330,574	$1.59	6.6	$20,422

			Weighted
			Average
		Weighted	Remaining	Aggregate
		Average Exercise	Contractual Term	Intrinsic Value
	Number of Shares	Price Per Share	(years)	(in thousands)
Options outstanding at December 31, 2020	18,330,574	$1.59	6.6	$20,422
Granted (unaudited)	6,999,500	$2.70
Exercised (unaudited)	(336,642)	$0.59
Forfeited (unaudited)	(162,166)	$1.78
Options outstanding at June 30, 2021 (unaudited)	24,831,266	$1.91	6.85	$19,567
Vested and exercisable, June 30, 2021 (unaudited)	15,803,754	$1.48	5.34	$19,194
Vested and expected to vest, June 30, 2021 (unaudited)	24,831,266	$1.48	6.85	$19,567